PREPAID EXPENSES (Tables)	3 Months Ended
Jun. 30, 2012
PREPAID EXPENSES [Abstract]
Schedule of Prepaid Expenses
	June 30, 2012	March 31, 2012
Prepaid research and development	$1,615	$128,445
Prepaid rent	14,384	21,250
Retainer	-	15,000
Other	609	4,179
	$16,608	$168,874